Offerings - Offering: 1	Aug. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Units of Enterprise Products Partners L.P.
Maximum Aggregate Offering Price	$ 2,538,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 350,566.85
Offering Note	Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act. See Note (1) to Table 2 below.